Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	15 Months Ended	17 Months Ended	55 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Sprott Gold Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		4.34%				4.91%		1.40%
Sprott Junior Gold Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.18%				2.77%	4.32%
Sprott Energy Transition Materials ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.85%)		(10.42%)
Sprott Lithium Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(56.86%)		(47.97%)
SPROTT URANIUM MINERS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		53.21%			38.93%
Sprott Junior Uranium Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		47.51%		16.74%
Sprott Junior Copper Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		16.67%		7.25%
Sprott Nickel Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(25.75%)	(18.44%)
Sprott Copper Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	26.87%
Sprott Gold Miners ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%				4.96%		1.40%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	19.38%	23.38%	17.68%	10.85%	10.76%	9.01%	8.43%
Solactive Gold Miners Custom Factors Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.20%				5.95%		2.28%
Sprott Junior Gold Miners ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent		15.07%				2.77%	4.27%
Solactive Junior Gold Miners Custom Factors Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.57%				3.62%	5.18%
Sprott Energy Transition Materials ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.12%)		(10.30%)
Nasdaq Sprott Energy Transition Materials Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		0.34%		(9.15%)
Sprott Lithium Miners ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent		(57.28%)		(48.01%)
Nasdaq Sprott Lithium Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		(57.36%)		(48.23%)
Sprott Junior Uranium Miners ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent		44.81%		15.51%
Nasdaq Sprott Junior Uranium Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		47.89%		17.39%
Sprott Junior Copper Miners ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%		6.97%
Nasdaq Sprott Junior Copper Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		21.00%		9.92%
Sprott Nickel Miners ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent		(26.36%)	(18.73%)
Nasdaq Sprott Nickel Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		(25.65%)	(17.96%)
Sprott Copper Miners ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent	27.17%
Nasdaq Sprott Copper Miners Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.87%
Sprott Uranium Miners ETF (Market Price)
Average Annual Return [Line Items]
Average Annual Return, Percent		52.06%			38.69%
North Shore Global Uranium Mining Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		54.24%			40.10%